Inventory, Net - Schedule of Inventory, Net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule Of Inventory Net Abstract
Products	¥ 24,000		¥ 4,381
Raw materials, Packing materials and others	7,879		1,975
Inventory	31,879		6,356
Provisions for inventory	(10,418)		(11)
Inventory, net	¥ 21,461	$ 2,996	¥ 6,345